Income tax - Summary of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before tax from continuing operations	$ (6,343)	$ (9,499)
Tax using the Company's domestic tax rate	(1,637)	(2,447)
Effect of tax rates in foreign jurisdictions	21	2
Tax rate changes and other adjustments	53	918
Tax effect of:
Share based compensation	751	768
Other non-deductible expenses	(132)	9
Scientific Research and Experimental Development	(21)	88
Sale of VoIP Supply LLC	210	0
Gain on contingent consideration	0	52
Stock options deduction revaluation adjustment	0	(199)
Change in prior years position	(578)	(31)
Income tax (recovery) expense	$ (1,333)	$ (840)